CONVERTIBLE BONDS (Tables) - Seamless Group Inc. [Member]	12 Months Ended
Dec. 31, 2023
SCHEDULE OF CONVERTIBLE BONDS
	December 31,
	2023	2022
	US$	US$

Convertible Bond A	—	—
Convertible Bond B	—	—
Convertible Bond C	—	—
Convertible Bond D	—	10,000,000
Convertible Bond E	10,000,000
Total principal	10,000,000	10,000,000
Less: unamortized debt discount	-	(807,860)
Net carrying amount	10,000,000	9,192,140
Less: maturing within one year	(10,000,000)	9,192,140
	—	—

SCHEDULE OF DEBT

Changes in total principal balance of convertible bond:

	Convertible Bond D	Convertible Bond E	Total
	US$	US$	US$
Total principal balance as of December 31, 2022 and January 1, 2023	10,000,000	-	10,000,000
Repayment during the year	-	-	-
Conversion to non-convertible loan	-	-	-
Convertible Bond replacement	(10,000,000)	10,000,000	-
Total principal balance as of December 31, 2023	-	10,000,000	10,000,000